CASH FLOW INFORMATION	6 Months Ended
Dec. 31, 2023
CASH FLOW INFORMATION
CASH FLOW INFORMATION

10.   CASH FLOW INFORMATION

Significant non-cash transactions related to investing and financing activities are as follows:

	12/31/2023	12/31/2022
Investment activities
Net assets acquisition by business combination	—	152,070,313
Investment in-kind in other related parties (Note 15)	—	1,434,802
Capitalization of interest on buildings in progress	47,542	—
	47,542	153,505,115

	12/31/2023	12/31/2022
Financing activities
Capitalization of convertible notes (Note 5.13)	—	12,211,638
Purchase of own shares	—	(23,915,029)
	—	(11,703,391)